RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($) $ in Thousands						1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 13, 2026	Mar. 06, 2025	Jun. 09, 2022	Aug. 10, 2020	Nov. 14, 2017	Mar. 18, 2024	Apr. 17, 2023	Mar. 28, 2022	Mar. 28, 2022	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost										$ 38
At-The-Market Sales Agreement [Member] | Roth Capital Partners, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate offering price		$ 15,800
Commission on gross proceeds		3.00%
Number of shares sold aggregate											628,432
Net proceeds											$ 483
Offering costs											$ 15
Unvested restricted stock units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards										$ 55
Weighted-average period										1 year
Unvested performance-based restricted stock units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards										$ 127
Board of Directors Chairman [Member] | Equity Incentive Plan 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized for potential issuance				1,069,110	260,000
Board of Directors Chairman [Member] | Equity Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized for potential issuance	16,182,541		3,069,110	1,069,110		4,069,100	3,069,110	2,069,100	2,069,100